Total revenue and income (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue and income [Abstract]
Membership fees	R$ 140,803	R$ 8,815
Foreign currency gain on conversion	959		R$ 208
Membership fees taxes	R$ 13,314	R$ 815